Stockholders' Equity - Summarize Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Unrealized Gain (Loss) on Derivatives, Balances at Beginning	$ (284)	$ (39)	$ 131	$ (32)	$ (32)	$ (246)	$ (99)
Unrealized Gain (Loss) on Derivatives, Other comprehensive income (loss) before reclassifications	(7)	444	(314)	295	24	(218)	(289)
Unrealized Gain (Loss) on Derivatives, Amounts reclassified from accumulated other comprehensive income (loss)	157	(2)	131	141	108	550	92
Unrealized Gain (Loss) on Derivatives, Tax effect	38	111	(44)	110	31	(118)	50
Unrealized Gain (Loss) on Derivatives, Balance at Ending	(96)	514	(96)	514	131	(32)	(246)
Foreign Currency Translation Adjustment, Balances at Beginning	(49)	(36)	(94)	11	11	44	111
Foreign Currency Translation Adjustment, Other comprehensive income (loss) before reclassifications	(50)	(129)	(5)	(176)	(105)	(33)	(67)
Foreign Currency Translation Adjustment, Balance at Ending	(99)	(165)	(99)	(165)	(94)	11	44
Balances at Beginning	(333)	(75)	37	(21)	(21)	(202)	12
Other comprehensive income (loss) before reclassifications	(57)	315	(319)	119	(81)	(251)	(356)
Amounts reclassified from accumulated other comprehensive income (loss)	157	(2)	131	141	108	550	92
Tax effect	38	111	(44)	110	31	(118)	50
Balance at Ending	$ (195)	$ 349	$ (195)	$ 349	$ 37	$ (21)	$ (202)